Long-Term Debt, Finance Leases, and Other Borrowings - Schedule of Principal Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Long-Term Debt, Fiscal Year Maturity [Abstract]
2026	$ 86,538	$ 51,085
2027	6,190	166,454
2028	4,782	52,552
2029	16,234	30,869
2030		14,250
Long-term debt	$ 113,744	$ 315,210	$ 538,300